Accounts Payable and Accrued Expenses	6 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	May 31, 2025
Accounts Payable and Accrued Expenses [Line Items]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

10. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of December 31, 2025 and 2024 consisted of:

	December 31, 2025	December 31, 2024
Research and development expenses payable	$830,189	$778,205
Professional fees payable	185,247	127,031
Others	56,279	13,375
	$1,071,715	$918,611

DiamiR Biosciences Corp. [Member]
Accounts Payable and Accrued Expenses [Line Items]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	November 30, 2025	May 31, 2025
Outside services	$643,784	$220,411
Employee compensation	19,248	5,884
Other	10,364	5,563
Total	$673,396	$231,858

NOTE 7 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	May 31, 2025	May 31, 2024
Outside services	$220,411	$123,065
Employee compensation	5,884	12,285
Other	5,563	13,298
Total	$231,858	$148,648